Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances
Components of changes in
non-cash
working capital balances were as follows:

	2021	2020
Accounts receivable	$(50,255)	$103,857
Inventory	1,993	5,181
Accounts payable and accrued liabilities	44,986	(53,666)
	$(3,276)	$55,372
Pertaining to:
Operations	$(13,018)	$55,391
Investments	9,742	(19)

Components of Accounts Receivable	The components of accounts receivable were as follows:

	2021	2020
Trade	$152,897	$113,933
Accrued trade	26,731	16,769
Prepaids and other	76,112	76,507
	$255,740	$207,209

Components of Accounts Payable and Accrued Liabilities
The components of accounts payable and accrued liabilities were as follows:

	2021	2020
Accounts payable	$90,750	$56,922
Accrued liabilities:
Payroll	68,953	44,533
Other	64,420	49,502
	$224,123	$150,957

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:

	2021	2020
Wages, salaries and benefits	$482,695	$438,209
Wage subsidies	(24,108)	(26,297)
Purchased materials, supplies and services	278,743	240,591
Share-based compensation	56,745	19,847
	$794,075	$672,350
Allocated to:
Operating expense	$698,144	$583,420
General and administrative	95,931	70,869
Restructuring	—	18,061
	$794,075	$672,350